Post balance sheet events	12 Months Ended
Mar. 31, 2018
Events After Reporting Period [Abstract]
Post balance sheet events
Post balance sheet events

As set out in note 15, on 1 May 2018, the Group announced that it had entered into an agreement with Quadgas Investments BidCo Limited regarding the potential sale of its remaining 25% equity interest in Quadgas HoldCo Limited, the holding company for Cadent Gas Limited. Refer to notes 4 and 15 for details on the accounting implications on the results for the year ended 31 March 2018 in relation to this agreement.